SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2022
SEGMENTED INFORMATION
Segmented Information

21. SEGMENTED INFORMATION

The Company’s revenues for the three and nine months ended September 30, 2022 are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Silver	$3,454	$683	$10,722	$698
Copper	5,625	398	17,884	407
Gold	2,310	1,179	7,141	1,184
Penalties, treatment costs and refining charges	(2,271)	(379)	(6,209)	(379)
Total revenue from mining operations	$9,118	$1,881	$29,538	$1,910

For the three and nine months ended September 30, 2022 and 2021, the Company had the following customers that accounted for total revenues:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Customer #1	$7,710	$429	$25,569	$429
Customer #2	1,415	-	3,161	-
Other customers	(7)	1,452	808	1,481
Total revenue from mining operations	$9,118	$1,881	$29,538	$1,910

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	September 30, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$46,370	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$46,371	$11,053

	September 30, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$42,631	$35,390
Plant, equipment, and mining properties - Canada	264	285
Total plant, equipment, and mining properties	$42,895	$35,675